Proposed Public Offering (Tables)	9 Months Ended
Sep. 30, 2022
Proposed Public Offering
Basic and diluted net loss per share

	Three months ended September 30, 2022
	Redeemable shares	Non-redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net income	$193,855	$54,254

Denominators:
Weighted-average shares outstanding	11,500,000	3,218,499
Basic and diluted net income per share	$0.02	$0.02

	Nine months ended September 30, 2022
	Redeemable shares	Non-redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net income	$159,319	$68,570

Denominators:
Weighted-average shares outstanding	6,779,412	2,917,843
Basic and diluted net income per share	$0.02	$0.02